Short-Term Borrowings (Details) - Schedule of short-term borrowings - Short-term borrowings [Member] - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Short-term borrowings			$ 1,568,455
ZHONGYUAN BANK CO., LTD [Member]
Short-Term Debt [Line Items]
Annual Interest rate	[1]	5.60%
Maturity (Months)	[1]	January, 2022
Principal	[1]	$ 1,568,455
Short-term borrowings	[1]		$ 1,568,455

[1]	On July 29, 2021, the Company entered into a factoring agreement (see Note 3) with Zhongyuan Bank for 160 days and maturity date is January 9, 2022, $1,568,455 (RMB10,000,000) accounts receivable factoring to the bank and received accordingly amount of cash. In January 2022, the Company has repaid $1,568,455 (RMB10,000,000) to Zhongyuan Bank.